Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Entity Registrant Name	SCHLUMBERGER LIMITED/NV
Entity Incorporation State Country Code	P8
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000087347
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, Address Line Two	Houston
Entity Address, City or Town	Texas
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false